FINANCIAL EXPENSE, NET	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
FINANCIAL EXPENSE, NET

NOTE 15 - FINANCIAL EXPENSE, NET

Composition:

	Year ended December 31,
	2021	2020

Bank commissions and others	$-	$6
Exchange rate differences	-	14

Total financial expense, net	$-	$20

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)